FAIR VALUE - Indebtedness and Other (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of related party notes payable		$ 1,127,000,000
Carrying value of related party notes payable	$ 0	1,003,100,000
Fair value of related party notes receivable		758,000,000
Carrying value of related party notes receivable	0	707,100,000
Carrying Amount | Fair value, measurements, nonrecurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Term loan(1)	400,000,000	0
Senior notes(1)	600,000,000	0
Carrying Amount | Fair value, measurements, nonrecurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other indebtedness	28,000,000	6,000,000
Fair Value | Fair value, measurements, nonrecurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Term loan(1)	400,000,000	0
Senior notes(1)	637,500,000	0
Fair Value | Fair value, measurements, nonrecurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other indebtedness	$ 28,000,000	$ 6,000,000